Events occurring after the balance sheet date	6 Months Ended
Jun. 30, 2025
Events occurring after the balance sheet date
Events occurring after the balance sheet date

14.    Events occurring after the balance sheet date

On July 11, 2025, FME AG redeemed €500,000 aggregate principal amount of bonds at maturity.

In July 2025, the Management Board resolved on the introduction of the Fresenius Medical Care Long-Term Incentive Plan 2025+ (LTIP 2025+) as a successor plan to the Fresenius Medical Care Long-Term Incentive Plan 2024+ (LTIP 2024+). The overall plan design mainly follows that of the LTIP 2024+ as, for example, participants can be allocated performance shares that are subject to the fulfillment of a service condition and to the attainment of pre-defined performance targets. For allocations in 2025 under the LTIP 2025+, the vesting period amounts to three years and the targets are aligned with the targets for the MB LTIP 2024+ (ROIC, Relative TSR, CO2e Reduction). See note 10.

The first allocation under the LTIP 2025+ was made effective July 28, 2025 and the allocated total amount does not materially differ from what was allocated in the previous year under the LTIP 2024+. Depending on the country of their location, some participants received an allocation that will be settled in shares of the Company, and some participants received an allocation that will be settled in cash. As such, the Company will account for allocations to the first group of participants as an equity-settled share-based payment transaction, and for allocations to the second group of participants as a cash-settled share-based payment transaction. The final number of performance shares will depend on the degree of attainment of the aforementioned targets; in addition, any cash payment amount will depend on the Company’s share price development throughout the respective vesting period. The grant date fair value of the allocated performance shares according to IFRS 2 depends on several market conditions such as the share price of the Company on the grant date or the projected target achievement level at grant date for the Relative TSR target and cannot be reliably estimated at this time.

No other significant events have taken place subsequent to the balance sheet date June 30, 2025 that have a material impact on the key figures and earnings presented. Currently, there are no significant changes in the Company’s structure, management, legal form or personnel.